Significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2021
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Statement of Compliance
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three months ended March 31, 2021 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2020.

Revenue Recognition
Revenue Recognition
To date, the Company has not generated any revenue from the sale of its product candidates. In previous years, the Company had generated service revenues from a license and collaboration arrangement.
On April 23, 2021, the U.S. Food and Drug Administration (“FDA”) approved the commercial use of ZYNLONTA for the treatment of relapsed or refractory diffuse large B-cell lymphoma. The Company has developed its revenue recognition policy for the sale of products. Revenue from the sale of products will be recognized in a manner that depicts the transfer of those promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for these goods or services. To achieve this core principle, the Company will follow a five-step model: (i) identify the customer contract; (ii) identify the contract’s performance obligation; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when, or as, a performance obligation is satisfied.
Revenue will also be reduced for gross-to-net (“GTN”) sales adjustments which may include government rebates, chargebacks, distributor service fees, other rebates and administrative fees, sales returns and allowances and sales discounts. GTN sales adjustments involve significant estimates and judgment after considering factors including legal interpretations of applicable laws and regulations, historical experience and drug product analogs in the absence of Company experience, payer channel mix, current contract prices under applicable programs, unbilled claims and processing time lags and inventory levels in the distribution channel. At launch, the Company will also use information from external sources to identify prescription trends, patient demand, average selling prices and sales return and allowance data for analog drug products. The Company’s estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information was itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which the Company receives third-party information. Estimates will be assessed each period and adjusted as required to revise information or actual experience.
New and amended IFRS standards
New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2021, that are relevant to the Group and that have had any impact in the interim period. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.

Income tax expense	Income tax expense Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
Functional and reporting currency
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.

Selling and marketing ("S&M") expenses	Selling and marketing (“S&M”) expensesS&M expenses relate to the build-out of the commercial organization as the Company prepared for the launch of ZYNLONTA (formerly known as loncastuximab tesirine or Lonca). See note 15, “Events after the reporting date” for further information. Prior to December 31, 2020, S&M expenses were reported within General and administrative (“G&A”) expenses within the condensed consolidated statement of operations. The unaudited interim condensed consolidated statement of operations and notes thereto for the period ended March 31, 2020 have been recast to conform S&M expenses to the current period presentation. The Company began presenting S&M expenses for the year ended December 31, 2020 in the Company's annual report on Form 20-F.